Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net
Schedule of property and equipment, net

	As of December 31,
	2024	2025
	RMB	RMB
Buildings	24,774,679	29,834,177
Machinery and equipment	10,006,532	11,123,933
Leasehold improvements	1,173,822	1,265,970
Vehicles	5,544,713	5,463,339
Furniture, office and electric equipment	1,030,877	1,190,792
Construction in progress	4,649,302	2,276,736
Total	47,179,925	51,154,947
Accumulated depreciation	(13,236,644)	(15,694,496)
Impairment	(27,915)	(26,942)
Property and equipment, net	33,915,366	35,433,509